Cover	May 03, 2023
Document Information [Line Items]
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PDCE
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37419
Entity Tax Identification Number	95-2636730
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Registrant Name	PDC Energy, Inc.
Entity Address, Address Line One	1099 18th Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	860-5800
Amendment Flag	false
Entity Central Index Key	0000077877